Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets with definitive lives:
Customer relationships, Estimated useful lives	10 years	10 years
Patents, licenses and intellectual property	$ 10,363,097	$ 10,363,097	$ 10,313,660
Fair value of customer relationships at acquisition	600,000	600,000
Less: accumulated amortization	(2,077,306)	(1,773,605)	(601,570)
Patents, licenses and intellectual property - net	8,885,791	9,189,492	9,712,090
Intangible assets with indefinite lives:
Fair value of trade secrets and know-how at acquisition	1,550,000	1,550,000
Total intangible assets - net	$ 10,435,791	$ 10,739,492	$ 9,712,090
Minimum [Member]
Intangible assets with definitive lives:
Patents, licenses and intellectual property, Estimated useful lives	4 years	4 years
Maximum [Member]
Intangible assets with definitive lives:
Patents, licenses and intellectual property, Estimated useful lives	20 years	20 years